UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-08049

Renaissance Capital Greenwich Funds

(Exact name of registrant as specified in charter)

165 Mason Street, Greenwich, CT 06830

(Address of principal executive offices)

(Zip code)

James Ash

Gemini Fund Services, LLC, 80 Arkay Drive, Hauppauge NY  11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

9/30

Date of reporting period: 6/30/13

Item 1.  Schedule of Investments.

The Global IPO Fund

PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2013

Shares		Value
	COMMON STOCK - 100.4%
	AIRLINES - 1.6%
5,000	Spirit Airlines, Inc. *	$ 158,850

	APPAREL - 5.0%
8,000	Michael Kors Holdings, Ltd. *	496,160

	AUTO PARTS & EQUIPMENT - 4.1%
8,000	Delphi Automotive PLC	405,520

	BUILDING MATERIALS - 2.5%
9,000	CaesarStone Sdot Yam, Ltd. *	245,070

	CHEMICALS - 0.9%
4,500	Taminco Corp. *	91,755

	COMMERCIAL & PROFESSIONAL SERVICES - 3.0%
5,000	Verisk Analytics, Inc. - Cl. A *	298,500

	COMMERCIAL BANKS - 3.7%
8,000	First Republic Bank	307,840
3,000	National Bank Holdings Corp.	59,100
		366,940
	COSMETICS/PERSONAL CARE - 0.7%
4,000	Coty, Inc. - Cl. A *	68,720

	DISTRIBUTION/WHOLESALE - 0.6%
3,000	HD Supply Holdings, Inc. *	56,370

	DIVERSIFIED FINANCIALS - 6.1%
5,000	Financial Engines, Inc.	227,950
5,000	Home Loan Servicing Solution	119,850
6,700	Nationstar Mortgage Holdings *	250,848
		598,648
	ENERGY - 6.2%
2,000	Bonanza Creek Energy, Inc. *	70,920
10,000	CVR Refining LP	300,600
5,000	EQT Midstream Partners LP	244,250
		615,770
	FOOD - 1.5%
6,000	Pinnacle Foods, Inc.	144,900

	HEALTHCARE-PRODUCTS - 1.0%
6,000	Globus Medical, Inc. *	101,160

The Global IPO Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2013 (Continued)

Shares		Value
	HOME BUILDERS - 1.2%
5,000	Taylor Morrison Home Corp. - Cl. A *	$ 121,900

	HOUSEHOLD DURABLES - 5.9%
8,000	SodaStream International, Ltd. *	581,200

	INSURANCE - 1.4%
5,000	ING US, Inc. *	135,300

	INTERNET SOFTWARE & SERVICES - 23.1%
3,500	Angie's List, Inc. *	92,925
4,000	CDW Corp. *	74,480
16,000	Facebook, Inc. *	397,760
6,000	HomeAway, Inc. *	194,040
3,475	LinkedIn Corp. - Cl. A *	619,593
5,000	Marketo, Inc. *	124,350
16,000	Yandex NV *	442,080
6,000	Zillow, Inc. - Cl. A *	337,800
		2,283,028
	MISCELLANEOUS MANUFACTURING - 3.3%
5,000	Proto Labs, Inc. *	324,850

	PHARMACEUTICALS - 6.7%
4,000	Natural Grocers by Vitamin Cottage, Inc. *	124,000
5,000	Quintiles Transnational Holdings, Inc. *	212,800
10,500	Zoetis, Inc.	324,345
		661,145
	REAL ESTATE - 4.4%
9,000	Realogy Holdings Corp. *	432,360

	RESTAURANTS/RETAILING - 3.3%
7,500	Dunkin' Brands Group, Inc.	321,150

	SOFTWARE & SERVICES - 10.2%
6,000	AVG Technologies NV *	116,700
2,000	Infoblox, Inc. *	58,520
3,000	ServiceNow, Inc. *	121,170
6,000	Splunk, Inc. *	278,160
2,500	Tableau Software, Inc. *	138,550
4,500	Workday, Inc. - Cl. A *	288,405
		1,001,505
The Global IPO Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2013 (Continued)

Shares		Value
	TRAVEL/ENTERTAINMENT - 4.0%
7,000	Norwegian Cruise Line Holdings *	$ 212,170
5,000	SeaWorld Entertainment	175,500
		387,670

	TOTAL COMMON STOCK ( Cost - $7,456,810)	9,898,471

	SHORT-TERM INVESTMENTS - 3.8%
	MONEY MARKET FUNDS - 3.8%
185,205	Dreyfus Institutional Reserves Money Fund - Premier Shares, 0.00%**	185,205
185,206	Milestone Treasury Obligations Fund - Institutional Class, 0.01%**	185,206
	TOTAL SHORT-TERM INVESTMENTS ( Cost - $370,411)	370,411

	TOTAL INVESTMENTS - 104.2% ( Cost - $7,827,221) (a)	$ 10,268,882
	LIABILITIES LESS OTHER ASSETS - (4.2) %	(409,870)
	NET ASSETS - 100.0%	$ 9,859,012

* Non-income producing security.
** Money Market Fund; interest rate reflects seven-day effective yield on June 30, 2013.
LP - Limited Partnership
PLC - Public Limited Company

(a) Represents cost for financial reporting purposes.  The cost for Federal income tax purposes is $8,187,488. At June 30, 2013, net appreciation for all securities was $2,081,394.  This consists of aggregate gross unrealized appreciation of $2,523,039 and aggregate gross unrealized depreciation of $441,645.

The Global IPO Fund

PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2013 (Continued)

The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Security Valuation- The Funds securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Securities for which current market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for the identical instrument on an inactive market, prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valueing the asset or liability and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of June 30, 2013 for the Fund’s assets measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 9,898,471	$ -	$ -	$ 9,898,471
Short-Term Investments	$ 370,411	-	-	$ 370,411
Total	$10,268,882	$ -	$ -	$10,268,882
The Fund did not hold any Level 3 securities during the period.
There were no transfers into and out of Level 1 and Level 2 during the current period presented.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Renaissance Capital Greenwich Funds

By (Signature and Title)

/s/ William K. Smith

William K. Smith, President

Date   8/29/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ William K. Smith

William K. Smith, President

Date

8/29/13

By (Signature and Title)

/s/ Kathleen S. Smith

Kathleen S. Smith, Treasurer

Date

8/29/13